UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-6108

                          Investors Municipal Cash Fund
                          -----------------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  03/31
                          -----

Date of reporting period:  06/30/05
                          ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

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
Investors New Jersey Municipal Cash Fund
Investment Portfolio as of June 30, 2005 (Unaudited)
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                                                                                                       Principal
                                                                                                       Amount ($)  Value ($)
                                                                                              ------------------------------

Municipal Bonds and Notes 100.1%
New Jersey 65.3%
Gloucester County, NJ, Industrial Pollution Control, Financing
Authority Revenue, ExxonMobil, 2.0%*, 1/1/2022                                                   640,000            640,000
New Jersey, Economic Development Authority Revenue:
Series 1149, 144A, 2.3%*, 12/15/2019 (b)                                                         100,000            100,000
Series RR-II-R-331, 144A, 2.31%*, 12/15/2015 (b)                                               1,100,000          1,100,000
New Jersey, Economic Development Authority Revenue, 400 International
Drive Partners, 2.29%*, 9/1/2005, Barclays Bank (a)                                              300,000            300,000
New Jersey, Economic Development Authority Revenue, Foreign Trade
Zone Project, 2.32%*, 12/1/2007, Bank of New York (a)                                            355,000            355,000
New Jersey, Economic Development Authority, Dock Facility Revenue,
Bayonne/IMTT Project:
Series A, 2.25%*, 12/1/2027, SunTrust Bank (a)                                                   250,000            250,000
Series B, 2.25%*, 12/1/2027, SunTrust Bank (a)                                                   465,000            465,000
New Jersey, Economic Development Authority, Pollution Control Revenue,
Exxon Project, 2.19%*, 4/1/2022                                                                  300,000            300,000
New Jersey, Economic Development Authority, Special Facility Revenue,
Newark Container LLC, AMT, 2.31%*, 7/1/2030, Citibank NA (a)                                   1,550,000          1,550,000
New Jersey, Economic Development Authority, Thermal Energy Facilities
Revenue, Marina Energy LLC, AMT, Series A, 2.22%*, 9/1/2031,
Wachovia Bank NA (a)                                                                           1,200,000          1,200,000
New Jersey, Economic Development Authority, Water Facilities Revenue,
United Water, New Jersey, Inc. Project:
Series A, 2.28%*, 11/1/2026 (b)                                                                  500,000            500,000
Series B, 2.48%*, 11/1/2025 (b)                                                                   60,000             60,000
New Jersey, Health Care Facilities Financing Authority Revenue, Hospital Capital
Asset Financing:
Series B, 2.19%*, 7/1/2035, Chase Manhattan Bank (a)                                             750,000            750,000
Series D, 2.19%*, 7/1/2035, Chase Manhattan Bank (a)                                             350,000            350,000
New Jersey, Sports & Exposition Authority State Contract,
Series C, 2.2%*, 9/1/2024 (b)                                                                    185,000            185,000
New Jersey, State Transportation Corp. Certificates,
Series PA-785, 144A, 2.31%*, 9/15/2015 (b)                                                       350,000            350,000
New Jersey, State Transportation Trust Fund Authority:
Series PT-2488, 144A, 2.31%*, 12/15/2017 (b)                                                     100,000            100,000
Series PT-2494, 144A, 2.31%*, 12/15/2023 (b)                                                     550,000            550,000
New Jersey, State Turnpike Authority Revenue,
Series A10, 144A, 2.31%*, 1/1/2016 (b)                                                           300,000            300,000
Port Authority of New York and New Jersey, Special Obligation Revenue,
AMT, Series PT-1755, 144A, 2.36%*, 6/1/2011 (b)                                                  210,000            210,000
Salem County, NJ, Improvement Authority Revenue, Friends Home
Woodstown, Inc., 2.27%*, 4/1/2034, Fleet National Bank (a)                                       520,000            520,000
Salem County, NJ, Industrial Pollution Control, Financing Authority
Revenue, E.I. Du Pont de Nemours and Co., 2.8%*, 3/1/2012                                      1,000,000          1,000,000
                                                                                                                 -----------
                                                                                                                 11,135,000

Illinois 1.8%
Illinois, Finance Authority Revenue, Northwestern Memorial Hospital,
Series B-1, 2.3%*, 8/15/2038                                                                     300,000            300,000
                                                                                                                 -----------
Kentucky 2.3%
Shelby County, KY, Lease Revenue, Series A, 2.3%*, 9/1/2034, US Bank NA (a)                      400,000            400,000
                                                                                                                 -----------
Ohio 1.4%
Lorain, OH, Port Authority Revenue, Port Development, Spitzer Project,
AMT, 2.5%*, 12/1/2019, National City Bank (a)                                                    240,000            240,000
                                                                                                                 -----------
Pennsylvania 1.2%
Delaware River, PA, Port Authority of Pennsylvania & New Jersey Revenue,
Merlots, Series B-04, 144A, 2.31%*, 1/1/2026 (b)                                                 200,000            200,000
                                                                                                                 -----------
Puerto Rico 19.0%
ABN AMRO, Munitops Certificates Trust, Series 2000-17,
144A, 2.29%*, 10/1/2008                                                                        1,550,000          1,550,000
Commonwealth of Puerto Rico, General Obligation,
Series 813-D, 144A, 2.3%*, 7/1/2020 (b)                                                          900,000            900,000
Puerto Rico, Industrial Tourist Educational, Medical & Environmental
Central Facilities, Bristol-Myers Squibb Project, AMT, 2.25%*, 12/1/2030                         800,000            800,000
                                                                                                                 -----------
                                                                                                                  3,250,000

Tennessee 0.6%
Montgomery County, TN, Public Building Authority, Pooled Financing Revenue,
Tennessee County Loan Pool, 2.28%*, 4/1/2032, Bank of America NA (a)                             100,000            100,000
                                                                                                                 -----------
Utah 8.5%
Murray City, UT, Hospital Revenue, IHC Health Services, Inc.:
Series D, 2.23%*, 5/15/2036                                                                      160,000            160,000
Series C, 2.3%*, 5/15/2036                                                                     1,100,000          1,100,000
Salt Lake County, UT, Pollution Control Revenue,
Service Station Holdings Project:
Series B, 2.29%*, 8/1/2007                                                                       100,000            100,000
2.3%*, 2/1/2008                                                                                  100,000            100,000
                                                                                                                 -----------
                                                                                                                  1,460,000

                                                                                                    % of
                                                                                                      Net Assets   Value ($)

Total Investment Portfolio  (Cost $17,085,000)                                                     100.1         17,085,000
Other Assets and Liabilities, Net                                                                   -0.1            -24,483
                                                                                                                 -----------
Net Assets                                                                                         100.0         17,060,517
                                                                                                                 ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of June 30, 2005.

(a) Security incorporates a letter of credit from a major bank.

(b) Bond is insured by one of these companies:

                                                           As a % of Total
Insurance Coverage                                        Investment Portfolio
-----------------------------------------------------------------------------
Ambac Financial Group                                         9.7
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Financial Guaranty Insurance Company                          7.6
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MBIA Corporation                                              9.4
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AMT:  Subject to alternative minimum tax.

144A: Security Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Investors New Jersey Municipal Cash Fund, a
                                    series of Investors Municipal Cash Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Investors New Jersey Municipal Cash Fund, a
                                    series of Investors Municipal Cash Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 24, 2005



By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               August 24, 2005